Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
The Acquirers Fund
Shareholder Report [Line Items]
Fund Name	The Acquirers Fund
Class Name	The Acquirers Fund
Trading Symbol	ZIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Acquirers Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersfund.com/. You can also request this information by contacting us at 1-646-535-8629.
Additional Information Phone Number	1-646-535-8629
Additional Information Website	https://acquirersfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Acquirers Fund	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://acquirersfund.com/ for more recent performance information.
Net Assets	$ 48,513,480
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$48,513,480
Number of Holdings	32
Portfolio Turnover	108%
30-Day SEC Yield	1.70%
30-Day SEC Yield Unsubsidized	1.70%

Holdings [Text Block]

Top 10 Issuers	(%)
Texas Pacific Land Corporation	4.1%
Ubiquiti, Inc.	4.1%
Cal-Maine Foods, Inc.	3.9%
Warrior Met Coal, Inc.	3.8%
Mueller Industries, Inc.	3.7%
Peabody Energy Corporation	3.7%
Steel Dynamics, Inc.	3.6%
Synchrony Financial	3.6%
Altria Group, Inc.	3.6%
Bank of New York Mellon Corporation	3.4%

Updated Prospectus Web Address	https://acquirersfund.com/